Angel Oak Income ETF
Schedule of Investments
October 31, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 18.95%
Automobile ― 6.36%
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)	$100,000	$92,295
Avis Budget Car Rental LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030 (a)	400,000	392,876
Carvana Auto Receivables Trust, Series 2023-P3, Class D, 6.820%, 8/12/2030 (a)	150,000	146,513
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.040%, 12/15/2028 (a)	300,000	269,501
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.750%, 11/15/2030 (a)	200,000	196,318
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030 (a)	250,000	249,346
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	200,000	191,658
Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.220%, 5/17/2027 (a)	190,178	184,434
Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.500%, 12/15/2028 (a)	200,000	198,993
Lendbuzz Securitization Trust, Series 2023-3A, Class B, 9.170%, 4/16/2029 (a)	200,000	200,117
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.310%, 10/16/2028 (a)	250,000	249,314
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.197%, 12/15/2032 (a)	60,247	60,777
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	400,000	400,007
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	152,950	149,504
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	690,000	696,167
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.640%, 8/15/2028 (a)	1,000,000	948,080
Veros Automobile Receivables Trust, Series 2023-1, Class D, 11.460%, 8/15/2030 (a)	100,000	99,682
		4,725,582
Consumer ― 11.96%
ACHV ABS TRUST, Series 2023-1PL, Class C, 7.420%, 3/18/2030 (a)	575,000	576,374
ACHV ABS TRUST, Series 2023-4CP, Class D, 8.600%, 11/25/2030 (a)	600,000	602,220
ACHV ABS TRUST, Series 2023-1PL, Class D, 8.470%, 3/18/2030 (a)	200,000	201,495
ACHV ABS TRUST, Series 2023-3PL, Class C, 7.350%, 8/19/2030 (a)	250,000	249,597
ACHV ABS TRUST, Series 2023-3PL, Class D, 8.360%, 8/19/2030 (a)	200,000	200,758
Affirm, Inc., Series 2023-B, Class C, 7.810%, 9/15/2028 (a)	300,000	300,763
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	180,000	126,272
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	200,000	192,002
Foundation Finance Trust, Series 2021-1A, Class D, 4.960%, 5/15/2041 (a)	119,601	102,746
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	200,000	195,203
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	100,000	80,046
LP LMS Asset Securitization Trust, Series 2023-1A, Class B, 7.484%, 10/17/2033 (a)	200,000	189,241
Marlette Funding Trust, Series 2023-2A, Class D, 7.920%, 6/15/2033 (a)	500,000	496,300
Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033 (a)	440,000	432,535
Oportun Financial Corp., Series 2022-3, Class C, 10.147%, 1/8/2030 (a)	200,000	203,643
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	49,979	44,281
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	299,965	262,695
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	99,987	94,027
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	99,996	100,903
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	299,958	303,778
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	199,960	203,380
Pagaya AI Debt Selection Trust, Series 2023-5, Class C, 9.099%, 4/15/2031 (a)	150,000	151,178
Prosper Marketplace Issuance Trust, Series 2023-1A, Class B, 7.480%, 7/16/2029 (a)	200,000	200,781
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.290%, 7/16/2029 (a)	300,000	300,614
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.240%, 7/16/2029 (a)	150,000	149,583
Purchasing Power Funding, Series 2021-A, Class D, 4.370%, 10/15/2025 (a)	500,000	500,194
Reach Financial LLC, Series 2023-1A, Class C, 8.450%, 2/18/2031 (a)	200,000	197,732
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.000%, 11/20/2030 (a)	350,000	315,724
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	400,000	407,720
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	400,000	386,392
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	300,000	298,277
Upstart Securitization Trust, Series 2023-2, Class B, 7.920%, 6/20/2033 (a)	350,000	348,843
Upstart Securitization Trust, Series 2023-3, Class B, 8.250%, 10/20/2033 (a)	500,000	474,462
		8,889,759
Credit Card ― 0.25%
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	200,000	184,883

Equipment ― 0.26%
Octane Receivables Trust, Series 2020-1A, Class D, 5.450%, 3/20/2028 (a)	200,000	195,873

Solar ― 0.12%
Goodleap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.800%, 5/20/2055 (a)	100,000	92,678
TOTAL ASSET-BACKED SECURITIES (Cost ― $14,061,992)		$14,088,775

Collateralized Loan Obligations ― 9.33%
Anchorage Capital CLO Ltd., Series 2014-3RA, Class B, 7.152% (TSFR3M + 1.762%), 1/28/2031 (a)(b)	500,000	490,456
Apidos CLO Ltd., Series 2018-29A, Class A2, 7.190% (TSFR3M + 1.812%), 7/25/2030 (a)(b)	500,000	490,508
Canyon Capital CLO Ltd., Series 2019-1A, Class BR, 7.355% (TSFR3M + 1.962%), 4/15/2032 (a)(b)	550,000	537,429
Cerberus Onshore CLO LLC, Series 2020-1A, Class A, 7.505% (TSFR3M + 2.112%), 10/15/2031 (a)(b)	229,540	228,823
CIFC Funding Ltd., Series 2021-6A, Class B, 7.305% (TSFR3M + 1.912%), 10/15/2034 (a)(b)	500,000	491,849
Goldentree Loan Opportunities Ltd., Series 2022-16A, Class D, 11.126% (TSFR3M + 5.710%), 1/20/2035 (a)(b)	600,000	602,878
Golub Capital Partners CLO Ltd., Series 2017-34A, Class B1R, 8.231% (TSFR3M + 2.862%), 3/14/2031 (a)(b)	250,000	247,288
LJV MM CLO LLC, Series 2022-1A, Class A1, 7.233% (TSFR3M + 1.850%), 4/28/2034 (a)(b)	600,000	591,167
Magnetite Ltd., Series 2019-24A, Class BR, 7.144% (TSFR3M + 1.750%), 4/15/2035 (a)(b)	250,000	245,385
Octagon Credit Investors LLC, Series 2022-1A, Class B, 8.116% (TSFR3M + 2.700%), 10/20/2035 (a)(b)	1,000,000	1,002,153
Octagon Credit Investors LLC, Series 2022-1A, Class C1, 8.602% (TSFR3M + 3.230%), 8/16/2033 (a)(b)	250,000	248,750
OZLM Ltd., Series 2018-20A, Class A2, 7.327% (TSFR3M + 1.912%), 4/20/2031 (a)(b)	550,000	539,731
PPM CLO Ltd., Series 2022-6A, Class D, 11.466% (TSFR3M + 6.050%), 1/20/2031 (a)(b)	500,000	501,850
Symphony CLO Ltd., Series 2015-16A, Class AR, 6.805% (TSFR3M + 1.412%), 10/15/2031 (a)(b)	725,000	718,675
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $6,888,679)		$6,936,942

Corporate Obligations ― 4.10%
Basic Materials ― 0.24%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	100,000	88,344
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	100,000	90,816
		179,160
Communications ― 0.41%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	100,000	87,735
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	200,000	126,326
Univision Communications, Inc., 6.625%, 6/1/2027 (a)	100,000	91,195
		305,256
Consumer, Cyclical ― 0.62%
Carnival Corp., 6.000%, 5/1/2029 (a)	100,000	84,574
NCL Corp Ltd., 8.375%, 2/1/2028 (a)	300,000	297,424
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	100,000	79,138
		461,136
Consumer, Non-cyclical ― 0.48%
B&G Foods, Inc., 8.000%, 9/15/2028 (a)	100,000	97,586
Medline Borrower LP, 5.250%, 10/1/2029 (a)	100,000	85,325
Simmons Foods, Inc., 4.625%, 3/1/2029 (a)	100,000	81,352
US Foods, Inc., 7.250%, 1/15/2032 (a)	100,000	97,872
		362,135
Energy ― 1.10%
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 7/15/2028 (a)	100,000	93,441
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (a)	100,000	97,291
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	300,000	211,079
Greenfire Resources Ltd., 12.000%, 10/1/2028 (a)	50,000	49,850
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	200,000	179,440
Shelf Drilling Holdings Ltd., 9.625%, 4/15/2029 (a)	100,000	95,168
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	100,000	83,818
		810,087
Financial ― 0.43%
HAT Holdings I LLC / HAT Holdings II LLC, 3.750%, 9/15/2030 (a)	100,000	71,893
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/2029 (a)	100,000	98,307
PRA Group, Inc., 5.000%, 10/1/2029 (a)	100,000	66,426
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	100,000	84,389
		321,015
Industrial ― 0.76%
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	200,000	156,308
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	100,000	81,833
Mauser Packaging Solutions Holding Co., 7.875%, 8/15/2026 (a)	100,000	94,055
Owens-Brockway Glass Container, Inc., 7.250%, 5/15/2031 (a)	50,000	45,750
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	200,000	185,177
		563,123
Utilities ― 0.06%
Vistra Operations Co. LLC, 7.750%, 10/15/2031 (a)	50,000	48,428
TOTAL CORPORATE OBLIGATIONS (Cost ― $3,239,669)		$3,050,340

Residential Mortgage-Backed Securities ― 36.38%
Bellemeade Re Ltd., Series 2021-1A, Class M2, 10.171% (SOFR30A + 4.850%), 3/25/2031 (a)(b)	348,400	366,936
Bellemeade Re Ltd., Series 2021-2A, Class M2, 8.221% (SOFR30A + 2.900%), 6/25/2031 (a)(b)	290,000	289,440
Bellemeade Re Ltd., Series 2023-1, Class M1B, 9.571% (SOFR30A + 4.250%), 10/25/2033 (a)(b)	1,000,000	1,002,543
Bellemeade Re Ltd., Series 2023-1, Class B1, 12.021% (SOFR30A + 6.700%), 10/25/2033 (a)(b)	200,000	200,249
Bellemeade RE Ltd., Series 2021-3A, Class M1B, 6.721% (SOFR30A + 1.400%), 9/25/2031 (a)(b)	150,000	148,397
COLT Funding LLC, Series 2022-4, Class A2, 4.500%, 3/25/2067 (a)(c)	637,958	578,649
Corevest American Finance Trust, Series 2020-4, Class D, 2.712%, 12/15/2052 (a)	300,000	222,367
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, 1.585%, 7/25/2066 (a)(c)	185,444	131,555
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class B1, 3.286%, 7/25/2066 (a)(c)	500,000	239,228
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(d)	231,347	210,659
Deephaven Residential Mortgage Trust, Series 2021-2, Class B1, 3.174%, 4/25/2066 (a)(c)	400,000	261,133
Deephaven Residential Mortgage Trust, Series 2022-3, Class A3, 5.300%, 7/25/2067 (a)(c)	326,923	312,348
Eagle Re Ltd., Series 2023-1, Class M1B, 9.271% (SOFR30A + 3.950%), 9/26/2033 (a)(b)	1,000,000	1,006,649
Eagle Re Ltd., Series 2023-1, Class M2, 10.521% (SOFR30A + 5.200%), 9/26/2033 (a)(b)	750,000	759,688
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(c)	700,000	451,614
Ellington Financial Mortgage Trust, Series 2021-2, Class B1, 3.202%, 6/25/2066 (a)(c)	315,000	163,981
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.900%, 9/25/2067 (a)(d)	136,065	132,999
FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039 (a)	250,000	224,773
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(c)	946,000	769,565
GCAT Trust, Series 2023-NQM2, Class B1, 7.004%, 11/25/2067 (a)(c)	150,000	134,525
GS Mortgage-Backed Securities Corp Trust, Series 2019-PJ1, Class B6, 4.047%, 8/25/2049 (a)(c)	511,533	289,379
Home RE Ltd., Series 2023-1, Class M1B, 9.921% (SOFR30A + 4.600%), 10/25/2033 (a)(b)	1,500,000	1,503,524
JP Morgan Mortgage Trust, Series 2014-2, Class B2, 3.412%, 6/25/2029 (a)(c)	21,186	18,507
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.821%, 7/25/2050 (a)(c)	351,504	269,651
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.841%, 8/25/2050 (a)(c)	349,707	263,414
JP Morgan Mortgage Trust, Series 2020-4, Class B2, 3.648%, 11/25/2050 (a)(c)	278,487	248,927
JP Morgan Mortgage Trust, Series 2023-6, Class B4, 6.275%, 12/26/2053 (a)(c)	532,996	405,323
JP Morgan Mortgage Trust, Series 2023-6, Class B6, 6.275%, 12/26/2053 (a)(c)	330,000	158,828
JP Morgan Mortgage Trust, Series 2023-6, Class B5, 6.275%, 12/26/2053 (a)(c)	411,000	238,200
JP Morgan Mortgage Trust, Series 2023-7, Class B4, 6.325%, 2/25/2054 (a)(c)	1,035,500	701,114
JP Morgan Mortgage Trust, Series 2023-7, Class B5, 6.325%, 2/25/2054 (a)(c)	717,000	404,679
JP Morgan Mortgage Trust, Series 2023-7, Class B6, 6.325%, 2/25/2054 (a)(c)	637,329	299,260
JP Morgan Mortgage Trust, Series 2023-9, Class B5, 6.473%, 4/25/2054 (a)(c)	1,054,000	581,905
JP Morgan Mortgage Trust, Series 2023-9, Class B6, 6.473%, 4/25/2054 (a)(c)	1,054,524	487,764
New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 5.636%, 6/25/2057 (a)(c)	324,119	286,591
Oaktown Re Ltd., Series 2021-2, Class B1, 9.721% (SOFR30A + 4.400%), 4/25/2034 (a)(b)	500,000	464,155
OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059 (a)(c)	206,951	199,842
OBX Trust, Series 2023-NQM1, Class A3, 6.500%, 11/25/2062 (a)(c)	448,286	437,144
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(d)	76,679	70,361
Pretium Mortgage Credit Partners LLC, Series 2022-NPL1, Class A1, 2.981%, 1/25/2052 (a)(d)	470,876	449,707
Pretium Mortgage Credit Partners LLC, Series 2021-NPL2, Class A1, 1.992%, 6/27/2060 (a)(d)	61,247	56,320
Pretium Mortgage Credit Partners LLC, Series 2021-NPL4, Class A1, 2.363%, 10/27/2060 (a)(d)	186,941	172,982
Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2028 (a)	200,000	178,162
Progress Residential Trust, Series 2020-SFR1, Class A, 1.732%, 4/17/2037 (a)	219,019	205,677
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	235,000	204,953
PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027 (a)(d)	230,723	228,512
PRPM LLC, Series 2020-4, Class A1, 5.951%, 10/25/2025 (a)(d)	453,607	448,997
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E2, 4.000%, 9/4/2039 (a)	700,000	565,668
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.000%, 9/4/2039 (a)	290,000	248,014
Radnor RE Ltd., Series 2021-2, Class B1, 11.321% (SOFR30A + 6.000%), 11/25/2031 (a)(b)	250,000	261,492
Radnor RE Ltd., Series 2021-1, Class M2, 8.471% (SOFR30A + 3.150%), 12/27/2033 (a)(b)	1,000,000	983,994
Saluda Grade Alternative Mortgage Trust, Series 2022-INV1, Class A3, 4.653%, 4/25/2067 (a)(c)	478,198	420,779
Saluda Grade Mortgage Funding LLC, Series 2023-FIG3, Class A, 7.067%, 8/25/2053 (c)	983,386	978,389
Saluda Grade Mortgage Funding LLC, Series 2023-FIG3, Class B, 7.712%, 8/25/2053	983,386	987,577
Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.750%, 10/25/2058 (c)	300,000	274,569
Sequoia Mortgage Trust, Series 2018-2, Class A19, 3.500%, 2/25/2048 (a)(c)	156,186	133,114
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(c)	600,000	420,721
Starwood Mortgage Residential Trust, Series 2019-INV1, Class B1, 3.657%, 9/27/2049 (a)(c)	500,000	403,709
Starwood Mortgage Residential Trust, Series 2021-3, Class M1, 2.491%, 6/25/2056 (a)(c)	1,000,000	658,593
Triangle Re Ltd., Series 2021-3, Class M2, 9.071% (SOFR30A + 3.750%), 2/25/2034 (a)(b)	500,000	499,968
Triangle Re Ltd., Series 2021-3, Class B1, 10.271% (SOFR30A + 4.950%), 2/25/2034 (a)(b)	500,000	494,055
Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038 (a)	200,000	178,540
Verus Securitization Trust, Series 2021-1, Class M1, 1.968%, 1/25/2066 (a)(c)	1,074,000	675,195
Verus Securitization Trust, Series 2021-6, Class M1, 2.941%, 10/25/2066 (a)(c)	290,000	178,542
Verus Securitization Trust, Series 2021-7, Class B1, 4.143%, 10/25/2066 (a)(c)	400,000	257,466
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(d)	363,265	352,676
Verus Securitization Trust, Series 2023-1, Class A2, 6.560%, 12/25/2067 (a)(d)	555,065	551,995
Verus Securitization Trust, Series 2023-INV1, Class A2, 6.556%, 2/25/2068 (a)(d)	621,732	617,544
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 10.685% (SOFR30A + 5.364%), 11/25/2025 (a)(b)	32,642	23,559
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $27,419,512)		$27,047,335

Residential Mortgage-Backed Securities - U.S. Government Agency ― 22.59%
Federal Home Loan Mortgage Corp., 4.500%, 7/1/2052	929,955	832,196
Federal National Mortgage Association, 5.000%, 11/1/2052	941,445	869,433
Federal National Mortgage Association, 6.500%, 10/1/2053	1,498,176	1,492,138
Government National Mortgage Association, 4.500%, 9/20/2052	474,611	428,686
Government National Mortgage Association, 5.000%, 10/20/2052	945,672	881,095
Government National Mortgage Association, 4.500%, 11/20/2052	960,484	867,544
Government National Mortgage Association, 5.000%, 11/20/2052	668,956	622,439
Government National Mortgage Association, 5.000%, 12/20/2052	959,516	892,794
Government National Mortgage Association, 5.500%, 12/20/2052	190,715	182,400
Government National Mortgage Association, 5.000%, 3/20/2053	488,831	454,839
Government National Mortgage Association, 6.000%, 3/20/2053	971,822	951,999
Government National Mortgage Association, 6.500%, 3/20/2053	1,205,779	1,203,133
Government National Mortgage Association, 5.500%, 6/20/2053	693,313	663,084
Government National Mortgage Association, 6.000%, 6/20/2053	1,122,780	1,102,686
Government National Mortgage Association, 5.500%, 7/20/2053	1,191,878	1,139,912
Government National Mortgage Association, 6.000%, 7/20/2053	992,874	972,623
Government National Mortgage Association, 5.500%, 8/20/2053	995,491	952,087
Government National Mortgage Association, 5.500%, 9/20/2053	998,209	954,687
Government National Mortgage Association, 6.000%, 10/20/2053	1,350,000	1,322,464
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $17,439,987)		$16,786,239

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 5.05%
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 8.421% (SOFR30A + 3.100%), 10/25/2041 (a)(b)	300,000	301,688
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.321% (SOFR30A + 5.000%), 8/25/2033 (a)(b)	250,000	239,190
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, 8.721% (SOFR30A + 3.400%), 10/25/2041 (a)(b)	500,000	504,375
Federal Home Loan Mortgage Corp., Series 2021-HQA4, Class B1, 9.071% (SOFR30A + 3.750%), 12/25/2041 (a)(b)	500,000	502,187
Federal Home Loan Mortgage Corp., Series 2022-DNA2, Class M1B, 7.721% (SOFR30A + 2.400%), 2/25/2042 (a)(b)	500,000	503,441
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M2, 10.571% (SOFR30A + 5.250%), 3/25/2042 (a)(b)	350,000	369,821
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1B, 8.221% (SOFR30A + 2.900%), 4/25/2042 (a)(b)	500,000	511,263
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M1B, 8.871% (SOFR30A + 3.550%), 8/25/2042 (a)(b)	500,000	515,957
Federal Home Loan Mortgage Corp., Series 2023-HQA2, Class M1B, 8.671% (SOFR30A + 3.350%), 6/25/2043 (a)(b)	300,000	307,509
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $3,520,808)		$3,755,431

Short-Term Investments ― 3.66%	Shares
Money Market Funds― 3.66%
First American Government Obligations Fund, Class U, 5.294% (e)	2,724,381	2,724,381
TOTAL SHORT-TERM INVESTMENTS (Cost ― $2,724,381)		$2,724,381
TOTAL INVESTMENTS ― 100.06% (Cost ― $75,295,028)		$74,389,443
Liabilities in Excess of Other Assets ― (0.06%)		(43,180)
NET ASSETS ― 100.00%		$74,346,263

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2023, the value of these securities amounted to $52,638,288 or 70.80% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of October 31, 2023.

(c)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2023.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2023.
(e)	Rate disclosed is the seven day yield as of October 31, 2023.

Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Future	December 2023	10	$1,061,719	($33,160)
5-Year U.S. Treasury Note Future	December 2023	52	5,432,781	(87,932)
Total				($121,092)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), mortgage-backed securities ("MBS"), collateralized loan obligations ("CLOs"), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$14,088,775	$–	$14,088,775
Collateralized Loan Obligations	–	6,936,942	–	6,936,942
Corporate Obligations	–	3,050,340	–	3,050,340
Residential Mortgage-Backed Securities	–	27,047,335	–	27,047,335
Residential Mortgage-Backed Securities - U.S. Government Agency	–	16,786,239	–	16,786,239
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	3,755,431	–	3,755,431
Short-Term Investments	2,724,381	–	–	2,724,381
Total	$2,724,381	$71,665,062	$–	$74,389,443
Other Financial Instruments
Liabilities
Futures Contracts*	($121,092)	$–	$–	($121,092)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of long and short futures contracts during the period ended October 31, 2023, was $1,391,831 and ($881,813), respectively.